Prepaid expenses (Details) - USD ($) $ in Millions	11 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid research and development expenditures	$ 7.7	$ 9.0	$ 8.4
Result in total research and development expense of 5% increase in completion	2.0
Result in total research and development expense of 5% decrease in completion	$ 1.8